Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

PRINCIPAL AMOUNT		VALUE
	NON-CONVERTIBLE NOTES - 13.5% of Net Assets

	France – 0.5%
$2,600,000	Sanofi, 3.63% due 06/19/28	$2,966,062

	Ireland – 0.5%
516,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50% due 07/31/27 (a)	526,320
789,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% due 06/30/28 (a)	532,066
1,500,000	Shire Acquisitions Investments Ireland DAC, 3.20% due 09/23/26	1,629,030
		2,687,416
	United Kingdom – 0.9%
5,000,000	AstraZeneca plc, 3.38% due 11/16/25	5,472,017

	United States – 11.6%
3,200,000	AbbVie, Inc., 4.50% due 05/14/35	3,850,958
1,400,000	Allergan Sales LLC, 5.00% due 12/15/21 (a)	1,413,447
2,000,000	Amgen, Inc., 3.63% due 05/22/24	2,153,214
831,000	Baxalta, Inc., 4.00% due 06/23/25	917,620
1,200,000	Becton, Dickinson and Co., 3.73% due 12/15/24	1,306,844
560,000	Biogen, Inc., 3.63% due 09/15/22	581,764
1,400,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29	1,568,087
2,785,000	Cigna Corp., 3.50% due 06/15/24	2,986,216
191,000	CVS Health Corp., 3.70% due 03/09/23	201,129
4,000,000	EMD Finance LLC, 3.25% due 03/19/25 (a)	4,295,111
2,000,000	GlaxoSmithKline Capital, Inc., 2.80% due 03/18/23	2,082,939
1,400,000	GlaxoSmithKline Capital plc, 3.00% due 06/01/24	1,491,774
1,000,000	GlaxoSmithKline Capital plc, 3.38% due 06/01/29	1,111,742
1,000,000	HCA, Inc., 5.88% due 05/01/23	1,086,700
1,250,000	HCA, Inc., 5.38% due 02/01/25	1,410,000
600,000	HCA, Inc., 5.25% due 04/15/25	686,671
4,300,000	Johnson & Johnson, 2.45% due 03/01/26	4,585,576
1,400,000	Johnson & Johnson, 2.90% due 01/15/28	1,530,971
1,400,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	1,514,877
4,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.50% due 04/15/25 (a)	2,780,000
1,200,000	McKesson Corp., 3.80% due 03/15/24	1,290,646
1,675,000	Medtronic, Inc., 4.38% due 03/15/35	2,086,821
1,400,000	Merck & Co., Inc., 2.80% due 05/18/23	1,465,439
1,463,000	Merck & Co., Inc., 2.75% due 02/10/25	1,559,083
2,115,000	Novartis Capital Corp., 3.40% due 05/06/24	2,280,294
193,000	Par Pharmaceutical, Inc., 7.50% due 04/01/27 (a)	197,343
5,300,000	Pfizer, Inc., 3.45% due 03/15/29	5,967,091
1,750,000	Senior Housing Properties Trust, 4.75% due 05/01/24	1,793,750
1,500,000	Tenet Healthcare Corp., 6.75% due 06/15/23	1,636,875
1,400,000	Thermo Fisher Scientific, Inc., 3.20% due 08/15/27	1,529,538
1,400,000	UnitedHealth Group, Inc., 2.88% due 12/15/21	1,417,284
2,560,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	2,945,326

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

PRINCIPAL AMOUNT		VALUE
	United States – continued
$5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	$5,520,836
		67,245,966
	TOTAL NON-CONVERTIBLE NOTES (Cost $73,505,073)	78,371,461

SHARES
	CONVERTIBLE PREFERRED (Restricted)(b)(c) - 1.1% of Net Assets
	France – 0.6%
131,952	Dynacure Series C	3,320,125
	Ireland – 0.1%
52,267	Priothera Ltd. Series A, 6.00%	619,756
	Switzerland – 0.3%
151,333	Oculis SA, Series B2, 6.00%	1,610,183
41,109	Oculis SA, Series C, 6.00%	437,400
		2,047,583
	United States – 0.1%
98,455	IO Light Holdings, Inc. Series A2	340,152
1,307,690	Rainier Therapeutics, Inc. Series A, 6.00%	131
757,575	Rainier Therapeutics, Inc. Series B, 6.00%	124,394
		464,677
	TOTAL CONVERTIBLE PREFERRED (Cost $7,223,020)	6,452,141
	COMMON STOCKS AND WARRANTS - 96.9% of Net Assets

	Australia – 1.4%
38,719	CSL Ltd.	8,281,153
	China – 1.1%
5,594	BeiGene Ltd. ADR (c)	1,919,805
127,000	Everest Medicines Ltd. (a)(c)	1,263,572
38,848	I-Mab ADR (c)	3,261,289
		6,444,666
	Denmark – 1.0%
81,867	MorphoSys AG ADR (c)(d)	1,575,940
48,406	Novo Nordisk A/S ADR	4,054,970
		5,630,910
	France – 0.7%
81,554	Sanofi ADR	4,294,634
	Germany – 1.9%
332,698	Affimed N.V. (c)	2,827,933
131,684	Bayer AG	7,996,151
		10,824,084

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES		VALUE
	Ireland– 4.7%
36,963	Endo International plc (c)	$172,987
36,357	ICON plc (c)(e)	7,515,356
32,980	Mallinckrodt plc (c)	9,564
140,817	Medtronic plc (e)	17,479,614
15,882	Perrigo Co. plc	728,190
7,211	STERIS plc	1,487,629
		27,393,340
	Israel – 0.2%
90,281	Teva Pharmaceutical Industries Ltd. ADR (c)	893,782
	Japan – 3.4%
88,837	Astellas Pharma, Inc.	1,546,921
108,150	Daiichi Sankyo Co., Ltd.	2,331,025
13,660	Eisai Co., Ltd.	1,343,314
19,364	Hoya Corp.	2,567,458
14,872	M3, Inc.	1,086,066
57,880	Olympus Corp.	1,150,358
22,660	Ono Pharmaceutical Co., Ltd.	505,641
41,616	Otsuka Holdings Co., Ltd.	1,725,774
15,413	Shionogi & Co., Ltd	803,427
7,430	Sysmex Corp.	882,812
210,146	Takeda Pharmaceutic ADR	3,536,757
19,200	Takeda Pharmaceuticals Co., Ltd.	642,736
34,576	Terumo Corp.	1,401,154
		19,523,443
	Netherlands – 1.8%
14,399	Argenx SE ADR (c)	4,335,107
56,927	Koninklijke Philips N.V.	2,829,272
100,918	uniQure N.V. (c)(d)	3,108,274
		10,272,653
	Spain – 0.1%
47,373	Grifols, S.A. ADR	821,922
	Switzerland – 6.5%
5,773	Lonza Group AG	4,091,795
136,225	Novartis AG ADR	12,429,169
453,086	Roche Holding AG ADR	21,290,511
		37,811,475
	United Kingdom– 5.1%
364,898	AstraZeneca plc ADR (d)(e)	21,857,390
107,670	Smith & Nephew plc ADR (e)	4,677,185
436,105	Verona Pharma plc ADR (c)	2,852,126
513,192	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.86) (b)(c)	1,278
		29,387,979

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES		VALUE
	United States – 69.0%
10,451	1Life Healthcare, Inc. (c)	$345,510
181,604	Abbott Laboratories (e)	21,053,352
183,726	AbbVie, Inc.	20,694,897
12,900	Agilent Technologies, Inc.	1,906,749
15,870	Alexion Pharmaceuticals, Inc. (c)	2,915,478
3,039	Align Technology, Inc. (c)	1,856,829
28,276	Amgen, Inc.	6,892,275
30,649	Anthem, Inc. (e)	11,701,788
282,002	Ardelyx, Inc. (c)	2,137,575
62,815	Atreca, Inc. (c)(d)	535,184
5,100	Becton, Dickinson and Co.	1,240,269
8,362	Biogen, Inc. (c)(e)	2,895,510
42,319	Boston Scientific Corp. (c)	1,809,560
124,748	Bristol-Myers Squibb Co.	8,335,661
7,053	Celldex Therapeutics, Inc. (c)	235,852
7,600	Charles River Laboratories International, Inc. (c)(e)	2,811,392
53,610	Cigna Corp. (e)	12,709,323
8,700	Community Health Systems, Inc. (c)	134,328
14,900	Community Healthcare Trust, Inc.	707,154
30,182	CVS Health Corp.	2,518,386
39,368	Danaher Corp.	10,564,797
125,408	DENTSPLY Sirona, Inc. (e)	7,933,310
20,269	DexCom, Inc. (c)(e)	8,654,863
63,841	Diversified Healthcare Trust	266,855
37,128	Edwards Lifesciences Corp. (c)	3,845,347
65,095	Eli Lilly & Co. (e)	14,940,604
23,148	Exact Sciences Corp. (c)	2,877,528
4,325	Five Star Senior Living, Inc. (c)	24,912
187,532	Galera Therapeutics, Inc. (c)	1,843,440
71,708	Gilead Sciences, Inc.	4,937,813
143,229	Global Medical REIT, Inc.	2,114,060
28,785	HCA Healthcare, Inc. (e)	5,951,011
92,654	Healthcare Realty Trust, Inc.	2,798,151
56,913	Healthcare Trust of America, Inc.	1,519,577
83,601	Healthpeak Properties, Inc.	2,783,077
4,217	Hologic, Inc. (c)	281,358
104,670	Horizon Therapeutics plc (c)(e)	9,801,299
15,846	Humana, Inc. (e)	7,015,341
5,643	IDEXX Laboratories, Inc. (c)	3,563,837
8,908	Illumina, Inc. (c)	4,215,355
11,108	Incyte Corp. (c)	934,516
6,885	Intuitive Surgical, Inc. (c)	6,331,721
38,367	Iovance Biotherapeutics, Inc. (c)	998,309
11,779	IQVIA Holdings, Inc. (c)	2,854,287
118,873	Johnson & Johnson	19,583,138
14,680	Laboratory Corporation of America Holdings (c)(e)	4,049,478
46,903	LTC Properties, Inc.	1,800,606
40,211	McKesson Corp.	7,689,952
145,186	Medical Properties Trust, Inc.	2,918,239

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES		VALUE
	United States – continued
147,710	Merck & Co., Inc.	$11,487,407
3,150	Mettler-Toledo International, Inc. (c)	4,363,821
24,934	Molina Healthcare, Inc. (c)(e)	6,309,798
4,442	National Health Investors, Inc.	297,836
1,002	Nektar Therapeutics (c)	17,194
96,025	New Senior Investment Group, Inc.	843,100
71,075	Omega Healthcare Investors, Inc.	2,579,312
14,771	Organon & Co. (c)	446,971
40,906	Owens & Minor, Inc.	1,731,551
8,245	PerkinElmer, Inc.	1,273,110
183,469	Pfizer, Inc.	7,184,646
168,741	Physicians Realty Trust	3,116,646
70,097	R1 RCM, Inc. (c)	1,558,957
7,560	Regeneron Pharmaceuticals, Inc. (c)	4,222,562
49,324	ResMed, Inc.	12,159,353
90,781	Sabra Health Care REIT, Inc.	1,652,214
30,766	Stryker Corp.	7,990,853
600	Teleflex, Inc.	241,074
40,047	Thermo Fisher Scientific, Inc. (e)	20,202,510
89,487	UnitedHealth Group, Inc. (e)	35,834,174
8,183	Universal Health Realty Income Trust	503,664
18,957	Universal Health Services, Inc.	2,775,874
51,692	Ventas, Inc.	2,951,613
18,786	Vertex Pharmaceuticals, Inc. (c)	3,787,821
13,745	Waters Corp. (c)(e)	4,750,409
41,484	Welltower, Inc.	3,447,320
57,419	Zimmer Biomet Holdings, Inc. (e)	9,234,124
18,783	Zoetis, Inc.	3,500,400
		400,994,167
	TOTAL COMMON STOCKS AND WARRANTS (Cost $491,819,189)	562,574,208

	EXCHANGE TRADED FUND(d)(e) - 2.1% of Net Assets
96,849	Health Care Select Sector SPDR Fund	12,198,131
	TOTAL EXCHANGE TRADED FUND (Cost $11,762,669)	12,198,131

PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 10.6% of Net Assets
$38,708,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $38,708,000, 0.00%, dated 06/30/21, due 07/01/21 (collateralized by U.S. Treasury Note 1.25% due 06/30/28, market value $39,482,161)	38,708,000

SHARES
23,053,920	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03% (f)	23,053,920
	TOTAL SHORT-TERM INVESTMENTS (Cost $ 61,761,920)	61,761,920

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	OPTION CONTRACTS WRITTEN - (0.1)% of Net Assets	VALUE

	Call Option Contracts Written - (0.1)%
181/(2,045,300)	Abbott Laboratories Jul21 113 Call	$(60,635)
45/(1,732,500)	Anthem, Inc. Jun21 405 Call	(17,100)
480/(2,880,000)	AstraZeneca plc Jul21 60 Call	(38,400)
14/(525,000)	Biogen, Inc. Jul21 375 Call	(3,570)
76/(2,888,000)	Charles River Laboratories International, Inc. Jul21 380 Call	(21,280)
53/(1,258,750)	Cigna Corp. Jul21 237.5 Call	(20,405)
62/(403,000)	DENTSPLY Sirona, Inc. Jun21 67.5 Call	(3,410)
20/(880,000)	DexCom, Inc. Jul21 440 Call	(9,700)
64/(1,424,000)	Eli Lilly & Co. Jul21 222.5 Call	(57,920)
28/(588,000)	HCA Healthcare, Inc. Jun21 220 Call	(8,064)
143/(1,801,800)	Health Care Select Sector SPDR Fund Jul21 126 Call	(18,733)
102/(1,020,000)	Horizon Therapeutics plc Jul21 100 Call	(8,160)
15/(675,000)	Humana, Inc. Jul21 450 Call	(6,225)
34/(748,000)	ICON plc Jul21 220 Call	(7,854)
14/(378,000)	Laboratory Corporation of America Holdings Jul21 270 Call	(12,600)
140/(1,778,000)	Medtronic plc Jul21 127 Call	(7,840)
24/(624,000)	Molina Healthcare, Inc. Jul21 260 Call	(10,080)
155/(697,500)	Smith & Nephew plc Jul21 45 Call	(5,425)
19/(950,000)	Thermo Fisher Scientific, Inc. Jul21 500 Call	(20,767)
89/(3,560,000)	UnitedHealth Group, Inc. Jul21 400 Call	(75,205)
20/(700,000)	Waters Corp. Jul21 350 Call	(7,300)
56/(952,000)	Zimmer Biomet Holdings, Inc. Jul21 170 Call	(1,792)
TOTAL OPTION CONTRACTS WRITTEN (Premiums received ($321,654))		(422,465)
TOTAL INVESTMENTS – 124.1% (Cost $645,750,217)		720,935,396
OTHER LIABILITIES IN EXCESS OF ASSETS - (24.1)%		(140,221,388)
NET ASSETS - 100%		$580,714,008

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of June 30, 2021.
(e)	A portion of security is pledged as collateral for call options written.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2021.

ADR American Depository Receipt

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

The following forward contracts were held as of June 30, 2021

Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Australian Dollar	Goldman Sachs Bank	07/30/21	4,572,304	AUD	$3,468,609	$3,429,483	$39,126
British Pound	Goldman Sachs Bank	07/30/21	9,626,100	GBP	13,364,203	13,316,914	47,289
Danish Krone	Goldman Sachs Bank	07/30/21	10,661,183	DKK	1,711,295	1,700,905	10,390
Euro	Goldman Sachs Bank	07/30/21	11,686,116	EUR	13,950,444	13,864,850	85,594
Israeli Sheqel	Goldman Sachs Bank	07/30/21	4,457,647	ILS	1,371,099	1,367,619	3,480
Japanese Yen	Goldman Sachs Bank	07/30/21	1,203,463,586	JPY	10,858,733	10,835,229	23,504
Swiss Franc	Goldman Sachs Bank	07/30/21	16,552,450	CHF	18,047,781	17,903,008	144,773
						$62,418,008	$354,156

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Fund holds securities, currencies and other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2021, the cost of securities for Federal income tax purposes was $646,199,292. The net unrealized gain on securities held by the Fund was $74,736,104, including gross unrealized gain of $109,917,838 and gross unrealized loss of $35,181,734.

Security lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis.

The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2021, the Fund loaned securities valued at $22,467,735 and received $23,053,920 of cash collateral.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2021, there were no transfers between the levels.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

The following is a summary of the levels used as of June 30, 2021 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Non-convertible Notes
France	$-	$2,966,062	$-	$2,966,062
Ireland	-	2,687,416	-	2,687,416
United Kingdom	-	5,472,017	-	5,472,017
United States	-	67,245,966	-	67,245,966
Convertible Preferred
France	-	-	3,320,125	3,320,125
Ireland	-	-	619,756	619,756
Switzerland	-	-	2,047,583	2,047,583
United States	-	-	464,677	464,677
Common Stocks And Warrants
Australia	8,281,153	-	-	8,281,153
China	6,444,666	-	-	6,444,666
Denmark	5,630,910	-	-	5,630,910
France	4,294,634	-	-	4,294,634
Germany	10,824,084	-	-	10,824,084
Ireland	27,393,340	-	-	27,393,340
Israel	893,782	-	-	893,782
Japan	19,523,443	-	-	19,523,443
Netherlands	10,272,653	-	-	10,272,653
Spain	821,922	-	-	821,922
Switzerland	37,811,475	-	-	37,811,475
United Kingdom	29,386,701	-	1,278	29,387,979
United States	400,994,167	-	-	400,994,167
Exchange Traded Fund	12,198,131	-	-	12,198,131
Short-term Investment	23,053,920	38,708,000	-	61,761,920
Other Assets	-	-	113,889	113,889
Total	$597,824,981	$117,079,461	$6,567,308	$721,471,750
Assets
Forward Currency Contracts	$-	$354,156	$-	$354,156
Liabilities
Options Contracts Written	(422,465)	-	-	(422,465)
Total	$(422,465)	$354,156	$-	$(68,309)

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2020	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2021
Convertible Notes
United States	$334,708	$(221,749)	$-	$(112,959)	$-	$-
Convertible Preferred and Warrants
France	1,969,726	33,087	1,317,312	-	-	3,320,125
Ireland	-	4,756	615,000	-	-	619,756
Switzerland	1,368,002	242,180	1,711,411	(1,274,010)	-	2,047,583
United States	2,898,102	10,991,796	879	(13,426,100)	-	464,677
Common Stocks and Warrants
United Kingdom	68,537	(67,259)	-	-	-	1,278
Other Assets	-	-	113,889	-	-	113,889
Total	$6,639,075	$10,982,811	$3,758,491	$(14,813,069)	$-	$6,567,308

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021 $433,712

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock and Warrants	$1,278	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)
Convertible Preferred	7,867	Probability adjusted value	Probability of events Timing of events	50.00% (50.00%) 0.25 (0.25) years
	5,492,233	Market approach	(a)	N/A
	952,041	Recent transaction	(b)	N/A
Other Assets	113,889	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 0.25 (0.25) years
	$6,567,308

(a)	There is no quantitative information to provide as this method of measure is investment specific.
(b)	The valuation technique used as a basis to approximate fair value of these investments is based on subsequent financing rounds.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at June 30, 2021.

At June 30, 2021, the Fund had commitments of $2,026,462 relating to an additional investment in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2021. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
Dynacure Series C Cvt. Pfd	04/21/20, 10/28/20	$3,142,223	$25.16	$3,320,125
IO Light Holdings, Inc.Series A2 Cvt. Pfd	04/30/20†	336,881	3.45	340,152
Oculis SA
Series B2 Cvt. Pfd	01/16/19	1,274,010	10.64	1,610,183
Series C Cvt. Pfd	04/07/21	437,400	10.64	437,400
Priothera Ltd. Series A Cvt. Pfd	10/07/20	615,000	11.86	619,756
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16	850,737	0.00††	131
Series B Cvt. Pfd	03/03/17	566,769	0.16	124,394
		$7,223,020		$6,452,141

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01